Equity and Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2016
Equity [Abstract]
Expected option life (years)	5 years	2 years 6 months
Risk free interest rate	1.56%	1.12%
Expected volatility	122.00%	106.00%